Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

7.  Property, Plant and Equipment

Property, plant and equipment consist of the following components:

(Millions of US dollars)	Land	Buildings	Machinery and Equipment	Construction in Progress[1]	Total

Cost or valuation:
At 31 March 2011	$18.3	$210.4	$981.2	$43.2	$1,253.1
Additions	-	-	28.6	7.2	35.8
Disposals	-	-	(2.9)	-	(2.9)
Impairment	-	-	(26.0)	-	(26.0)
Exchange differences	-	0.1	4.0	-	4.1
Other	-	-	-	0.5	0.5

At 31 March 2012	$18.3	$210.5	$984.9	$50.9	$1,264.6
Additions	0.2	3.0	47.7	10.2	61.1
Disposals	-	-	(7.3)	-	(7.3)
Impairment	-	(3.5)	(33.6)	-	(37.1)
Exchange differences	-	0.2	3.0	-	3.2

At 31 March 2013	$18.5	$210.2	$994.7	$61.1	$1,284.5

Accumulated depreciation:
At 31 March 2011	$-	$(67.3)	$(469.4)	$-	$(536.7)
Charge for the year	-	(8.8)	(56.4)	-	(65.2)
Disposals	-	-	2.6	-	2.6
Impairment	-	-	11.7	-	11.7
Exchange differences	-	(0.1)	(2.2)	-	(2.3)

At 31 March 2012	$-	$(76.2)	$(513.7)	$-	$(589.9)
Charge for the year	-	(8.8)	(51.2)	-	(60.0)
Disposals	-	-	6.5	-	6.5
Impairment	-	-	20.2	-	20.2
Exchange differences	-	(0.2)	(1.6)	-	(1.8)
Other	-	-	(0.6)	-	(0.6)

At 31 March 2013	$-	$(85.2)	$(540.4)	$-	$(625.6)

Net book amount:
At 31 March 2012	$18.3	$134.3	$471.2	$50.9	$674.7
At 31 March 2013	$18.5	$125.0	$454.3	$61.1	$658.9

[1]	Construction in progress consists of plant expansions and upgrades.

Depreciation expense for the years ended 31 March 2013 and 2012 was US$60.0 million and US$65.2 million, respectively. Included in property, plant and equipment are restricted assets of AICF with a net book value of US$2.1 million and US$2.3 million as of 31 March 2013 and 2012, respectively.

Impairment of Long-Lived Assets

The Company performs an asset impairment review on a quarterly basis in connection with its assessment of production capabilities and the Company’s ability to meet market demand.

During the year ended 31 March 2013, the Company recorded asset impairment charges of US$16.9 million in the USA and Europe Fibre Cement segment. During the fourth quarter, the Company made the decision that it would not re-open its Blandon, Pennsylvania plant. As a result the Company recorded impairment charges of US$4.4 million for buildings, land and manufacturing equipment at the Blandon plant during the fourth quarter. The remaining impairment charges of US$12.5 million included US$2.8 million related to redundant equipment that is no longer utilised to manufacture products and US$9.7 million related to manufacturing equipment that is in the process of being replaced by plant and equipment with enhanced capability in order to expand production capacity in anticipation of the continued recovery in the US housing market. The estimated fair value for the impaired property, plant and equipment was based on a discounted cash flow analysis that considered, to the extent practicable, a market participant’s expectations and assumptions and the impaired assets’ highest and best use.

During the year ended 31 March 2012, the Company recorded an asset impairment charge of US$14.3 million related to machinery and equipment no longer in service that was utilised to produce materials for certain of the Company’s products. The asset impairment charge was recorded in the USA and Europe Fibre Cement segment. The impaired assets were reduced to a net book value of nil, which was the estimated fair value based on a discounted cash flow analysis that considered, to the extent practicable, a market participant’s expectations and assumptions and the impaired assets’ highest and best use.